Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Goodwill and other intangible assets	Note 21: Goodwill and other intangible assets

	Goodwill £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:[1]
At 1 January 2024	957	585	1,002	230	8,774	11,548
Exchange and other adjustments	–	–	–	–	(5)	(5)
Additions	–	–	–	–	1,246	1,246
Disposals and write-offs	–	–	–	–	(208)	(208)
At 31 December 2024	957	585	1,002	230	9,807	12,581
Exchange and other adjustments	–	–	–	–	(66)	(66)
Additions	–	–	–	–	1,244	1,244
Disposals and write-offs	–	–	–	–	(269)	(269)
At 31 December 2025	957	585	1,002	230	10,716	13,490
Accumulated amortisation:
At 1 January 2024	344	204	762	59	4,342	5,711
Exchange and other adjustments	–	–	–	–	(11)	(11)
Charge for the year[2]	–	–	70	10	1,197	1,277
Disposals and write-offs	–	–	–	–	(200)	(200)
At 31 December 2024	344	204	832	69	5,328	6,777
Exchange and other adjustments	–	1	–	–	(40)	(39)
Charge for the year[2]	–	–	71	10	1,248	1,329
Disposals and write-offs	–	–	–	–	(269)	(269)
At 31 December 2025	344	205	903	79	6,267	7,798
Balance sheet amount at 31 December 2025	613	380	99	151	4,449	5,692
Balance sheet amount at 31 December 2024	613	381	170	161	4,479	5,804
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS Accounting Standards, cost is included net of amounts amortised up to 31 December 2003.
2The charge for the year is recognised in operating expenses (note 9).
Note 21: Goodwill and other intangible assets continued
Goodwill
The goodwill held in the Group’s balance sheet is tested at least annually for impairment. For the purposes of impairment testing the goodwill is allocated to the appropriate cash-generating unit; of the total balance of £613 million (2024: £613 million), £302 million, or 49% (2024:
£302 million, 49%) has been allocated to the Credit card cash-generating unit and £309 million, or 50% (2024: £309 million, 50%) has been allocated to the Motor business cash generating units, both in the Group’s Retail division. Management believes that any reasonably possible change in the key assumptions (listed below) would not cause the recoverable amount of the goodwill to fall below its balance sheet carrying value.
The recoverable amount of the goodwill relating to the Motor business is based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a three-year period and a discount rate (post-tax) of
10.5%, based on the Group’s cost of equity. This is equivalent to a pre-tax rate of 14.0%. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in sales volumes having regard to expected market conditions and competitor activity. The cash flows beyond the plan period are extrapolated using a growth rate of 3.5%, which does not exceed the long-term average growth rates for the markets in which the Motor business participates.
The recoverable amount of the goodwill relating to Credit cards has been based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a three-year period and a discount rate (post-tax) of
10.5%, based on the Group’s cost of equity. This is equivalent to a pre-tax rate of 14.0%. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in credit card volumes having regard to expected market conditions and competitor activity.
The cash flows beyond the plan period are extrapolated using a growth rate of 3.5%, which does not exceed the long-term average growth rates for the markets in which the Cards business participates.
Other intangible assets
The brand arising from the acquisition of Bank of Scotland in 2009 is recognised on the Group’s balance sheet and has been determined to have an indefinite useful life. The carrying value at 31 December 2025 was £380 million (2024: £380 million). The Bank of Scotland name has been in existence for over 300 years and there are no indications that the brand should not have an indefinite useful life. The recoverable amount has been based on a value-in-use calculation. The calculation uses post-tax projections for a three-year period of the income generated by the Bank of Scotland cash-generating unit, a discount rate of 10.5% and a future growth rate of 3.5%. Management believes that any reasonably possible change in the key assumptions would not cause the recoverable amount of the Bank of Scotland brand to fall below its balance sheet carrying value.